BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS

2.	BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements of December 31, 2025 have been prepared using the going concern basis of accounting and are being presented in accordance with the International Financial Reporting Standards (“IFRS®”) issued by the International Accounting Standards Board (“IASB®”), including the interpretations issued by the IFRS Interpretations Committee (“IFRIC®”) or by its predecessor, the Standing Interpretations Committee (SIC® Interpretations) effective as at December 31, 2025. These financial statements provide all, and only, relevant information related to the financial statements, which is consistent with the information utilized by Management in the performance of its duties.

The measurement basis used in preparing the financial statements is the historical cost, net realizable value, fair value or recoverable amount.

In preparing the consolidated financial statements, management uses judgments, estimates and assumptions that affect the application of accounting practices and the reported amounts of assets, liabilities, income and expenses. The relevant estimates and judgments are disclosed in note 4 - Use of estimates and judgments.

The financial statements, prepared in accordance with accounting practices adopted in Brazil and IFRS, were approved by the Board of Directors on February 11, 2026. Additionally, the issuance of the consolidated financial statements prepared specifically for filing with the U.S. Securities and Exchange Commission (“SEC”), as part of the Form 20-F, was approved on February 27, 2026.

2.1 Functional and presentation currency

The functional and presentation currency of the Company consolidated financial statements is the Brazilian Real, which is the currency of its main economic operating environment. For presentation purposes, the financial statements are presented in millions of Brazilian Reais (“R$”), unless otherwise indicated, and the balances are rounded to the nearest million.

Foreign currency transactions are accounted for at the exchange rates prevailing as at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated using the balance sheet date rate. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing as at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies stated at fair value are translated at the exchange rate in force as at the date on which the fair value was determined. Gains and losses arising from the settlement of transactions in foreign currencies and resulting from the conversion of assets and liabilities denominated in foreign currencies are recognized in the income statement.

Assets and liabilities of subsidiaries located abroad are translated at the foreign exchange rates prevailing at the balance sheet date, while amounts from the income statement and cash flow are translated at the average exchange rate for the year, and changes in equity are translated at the historical exchange rate of each transaction. Translation adjustments arising from the difference between the average exchange rates and the historical rates are recorded directly in Carrying value adjustments.

In the consolidation process, exchange differences arising from the translation of equity in foreign operations and borrowing and other currency instruments designated as net investment hedges are recognized in Carrying value adjustments, an equity reserve, and included in Other comprehensive income.

Even when recorded in the acquiring entity, the goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the foreign exchange rate at the balance sheet date.

2.1.1 Exchange rates

The most significant exchange rates used for the preparation of the Company’s consolidated financial statements are as follows:

			Closing rate			Average rate
Currency	Name	Country	2025	2024	2023	2025	2024	2023

ARS	Argentinian Peso	Argentina	0.0038	0.0060	0.0060	0.0045	0.0057	0.0170
BBD	Barbadian Dollar	Barbados	2.7125	3.0525	2.3866	2.7618	2.6440	2.4690
BOB	Bolivian Peso	Bolivia	0.7906	0.8897	0.6956	0.8050	0.7706	0.7196
CAD	Canadian Dollar	Canada	4.0187	4.3037	3.6536	4.0027	3.9293	3.7048
CLP	Chilean Peso	Chile	0.0061	0.0062	0.0055	0.0059	0.0057	0.0059
GTQ	Quetzal	Guatemala	0.7185	0.8051	0.6189	0.7293	0.6917	0.6398
USD	US Dollar	Panama and Cuba	5.5024	6.1923	4.8413	5.6025	5.3635	5.0085
PYG	Guarani	Paraguay	0.0008	0.0008	0.0007	0.0007	0.0007	0.0007
DOP	Dominican Peso	Dominican Republic	0.0869	0.1010	0.0831	0.0905	0.0902	0.0892
UYU	Uruguayan Peso	Uruguay	0.1409	0.1405	0.1241	0.1373	0.1327	0.1291